SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of segments	2
Services	$ 54,430	$ 54,778	$ 48,448
Pointer [Member]
Services	$ 54,306	$ 54,681	$ 48,334